RELATED PARTIES BALANCES AND TRANSCATIONS (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Schedule of Transactions Between Related Parties
The Company provides software and consultancy services to certain related parties. Outstanding receivable balances as of December 31, 2023 and 2022 are as follows:

	As of December 31,
Trade receivables	2023	2022
Enigma.art LLC	266	14
TOTAL	266	14

	As of December 31,
Trade payables	2023	2022
Falcon Uru LLC	(177)	(574)
TOTAL	(177)	(574)

During the year ended December 31, 2023, 2022 and 2021, the Company recognized the Company recognized the following transactions:

	For the year ended December 31,
	2023	2022	2021
Revenue
Enigma.art LLC	429	915	—
Studio Eter LLC	—	190	—
TOTAL	429	1,105	—

	For the year ended December 31,
	2023	2022		2021
Costs of revenues and Selling, general and administrative expenses
Falcon Uru LLC	(994)	(780)		—
Enigma.art LLC	—	(75)		—
TOTAL	(994)	(855)	—	—
The remuneration of members of key management personnel during each of the three years are as follows:

	For the year ended December 31,
	2023	2022	2021
Salaries and bonuses	6,972	6,768	6,709
TOTAL	6,972	6,768	6,709